Accounting policies - Summary of Key assumptions used in the Income and Market Approach (Detail)	12 Months Ended
Dec. 31, 2023 $ / oz
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Discount rates – real	19.90%
Life-of-mine	7 years
Year 1 - 3 | Bottom of range
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,800
Year 1 - 3 | Top of range
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,910
Year four onwards
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price per ounce/kg	1,720